CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED BALANCE SHEETS
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000	500,000,000	500,000,000
Common stock, shares issued	122,096,270	69,242,940	68,845,564
Common stock, shares outstanding	122,096,270	69,242,940	68,845,564